Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (466,204)	$ 6,849
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	42,139	2,916
Amortization of operating lease right-of-use assets	53
Stock-based compensation	25,797	588
Digital asset mining income	(133,000)	(9,628)
Deferred income taxes	33,974	0
Loss on debt extinguishment	0	42
Fair value adjustments on derivative warrant liabilities	10,275	0
Fair value adjustment on convertible notes	393,888	0
Amortization of debt discount and debt issuance costs	1,027	543
Impairments of digital assets	53,985	0
Changes in operating assets and liabilities:
Accounts receivable, net	1,214	(6,616)
Accounts receivable from related parties	(42)	16
Digital assets	(3,010)	9,587
Deposits for equipment for sales to customers	62,302	(100,150)
Prepaid expenses and other current assets	(23,647)	1,235
Accounts payable	(9,022)	(1,792)
Accrued expenses and other	11,741	(709)
Deferred revenue	39,798	112,846
Deferred revenue from related parties	(22,473)	0
Other noncurrent assets and liabilities, net	(1,860)	(315)
Net cash (used by) provided by operating activities	(3,615)	15,412
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(133,223)	(10,757)
Deposits for self-mining equipment	(135,873)	0
Other	0	(16)
Net cash used in investing activities	(269,096)	(10,773)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock upon Merger with XPDI, net of transaction costs	195,010	496
Proceeds from debt, net of issuance costs	82,152	22,220
Financing lease payments	(10,256)	0
Principal payments on debt	(15,441)	(1,683)
Net cash provided by financing activities	251,465	21,033
(Decrease) Increase in cash, cash equivalents, and restricted cash	(21,246)	25,672
Cash, cash equivalents and restricted cash—beginning of period	131,678	8,721
Cash, cash equivalents and restricted cash—end of period	$ 110,432	$ 34,393